UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2009
                                                 -----------------

Check here if Amendment [ ]; Amendment Number:
                                               -----------------
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Aragon Global Management, LLC
Address:          180 North Stetson Ave, Suite 5350
                  Prudential Plaza
                  Chicago, IL 60601

Form 13F File Number:     28-12796
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sean Stephens
Title:   Chief Financial Officer
Phone:   (312) 267-6810

Signature, Place, and Date of Signing:

    /s/ Sean Stephens            Chicago, IL              February 16, 2010
------------------------        -------------             -----------------
    [Signature]                 [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                          -------------

Form 13F Information Table Entry Total:         23
                                          -------------

Form 13F Information Table Value Total:      $41,434
                                          -------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None


                                                    ARAGON GLOBAL MANAGEMENT, LLC
                                                              FORM 13F
                                                   QUARTER ENDED DECEMBER 31, 2009


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                                  CLASS                     VALUE    SHRS OR SH/ PUT/  INVESTMENT     OTHER    VOTING AUTHORITY
                                  -----                     -----    ----------------  ----------     -----    ----------------
NAME OF ISSUER                    TITLE           CUSIP    (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED NONE
--------------               ---------------    ---------  --------  ------- --- ----  ----------   --------   ----  ------ ----
-----------------------------------------------------------------------------------------------------------------------------------
APPLE INC                          COM          037833100     4,065   19,288  SH          SOLE                19,288
BANCO BRADESCO S A            SP ADR PFD NEW    059460303     1,671   76,396  SH          SOLE                76,396
BROCADE COMMUNICATIONS SYS I     COM NEW        111621306     1,668  218,553  SH          SOLE               218,553
BUCYRUS INTL INC NEW               COM          118759109     1,010   17,923  SH          SOLE                17,923
CAPITAL ONE FINL CORP              COM          14040H105       252    6,576  SH          SOLE                 6,576
CBS CORP NEW                       CL A         124857103     2,364  168,262  SH          SOLE               168,262
DIRECTV                          COM CL A       25490A101     2,245   67,323  SH          SOLE                67,323
E M C CORP MASS                    COM          268648102     3,242  185,559  SH          SOLE               185,559
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109       655   41,301  SH          SOLE                41,301
FREEPORT-MCMORAN COPPER & GO       COM          35671D857       490    6,098  SH          SOLE                 6,098
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD   465562106     1,471   64,416  SH          SOLE                64,416
J CREW GROUP INC                   COM          46612H402     2,068   46,232  SH          SOLE                46,232
MASTERCARD INC                     CL A         57636Q104     3,046   11,900  SH          SOLE                11,900
MONSANTO CO NEW                    COM          61166W101     1,060   12,962  SH          SOLE                12,962
ON SEMICONDUCTOR CORP              COM          682189105     1,916  217,224  SH          SOLE               217,224
POTASH CORP SASK INC               COM          73755L107       913    8,413  SH          SOLE                 8,413
PRICELINE COM INC                COM NEW        741503403     2,996   13,718  SH          SOLE                13,718
RIO TINTO PLC                 SPONSORED ADR     767204100       685    3,179  SH          SOLE                 3,179
SPDR GOLD TRUST                  GOLD SHS       78463V107       430    4,007  SH          SOLE                 4,007
STARWOOD HOTELS&RESORTS WRLD       COM          85590A401     1,972   53,926  SH          SOLE                53,926
VIRGIN MEDIA INC                   COM          92769L101     3,132  186,081  SH          SOLE               186,081
WILLIAMS SONOMA INC                COM          969904101     1,052   50,645  SH          SOLE                50,645
VISA INC                         COM CL A       92826C839     3,031   34,653  SH          SOLE                34,653